Borrowings - Summary of breakdown for non-current and current borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Beginning balance	€ 183,762	€ 68,101
Repayments	(174,454)	(113,717)	€ (117,552)
Proceeds	331,491	228,939	153,319
Net foreign exchange difference	(6,044)	439
Ending balance	334,755	183,762	68,101
Portion classified as current liabilities	(325,067)	(158,540)
Non-current portion	9,688	25,222
Within one year
Borrowings
Beginning balance	158,540
Ending balance	325,067	158,540
In the second year
Borrowings
Beginning balance	14,653
Ending balance	139	14,653
In the third year
Borrowings
Beginning balance	139
Ending balance	9,479	139
Over three years
Borrowings
Beginning balance	10,430
Ending balance	70	10,430
Guaranteed
Borrowings
Beginning balance	5,694	8,580
Repayments	(2,707)	(2,896)
Proceeds	25	10
Ending balance	3,012	5,694	8,580
Portion classified as current liabilities	(2,664)	(3,333)
Non-current portion	348	2,361
Guaranteed | Within one year
Borrowings
Beginning balance	3,333
Ending balance	2,664	3,333
Guaranteed | In the second year
Borrowings
Beginning balance	2,014
Ending balance	139	2,014
Guaranteed | In the third year
Borrowings
Beginning balance	139
Ending balance	139	139
Guaranteed | Over three years
Borrowings
Beginning balance	208
Ending balance	70	208
Secured
Borrowings
Beginning balance	26,114	29,895
Repayments	(102,930)	(97,488)
Proceeds	81,676	94,019
Net foreign exchange difference	(847)	(312)
Ending balance	4,013	26,114	29,895
Portion classified as current liabilities	(4,013)	(13,475)
Non-current portion		12,639
Secured | Within one year
Borrowings
Beginning balance	13,475
Ending balance	4,013	13,475
Secured | In the second year
Borrowings
Beginning balance	12,639
Ending balance		12,639
Unsecured
Borrowings
Beginning balance	151,954	29,626
Repayments	(68,817)	(13,333)
Proceeds	249,790	134,910
Net foreign exchange difference	(5,197)	751
Ending balance	327,730	151,954	€ 29,626
Portion classified as current liabilities	(318,390)	(141,732)
Non-current portion	9,340	10,222
Unsecured | Within one year
Borrowings
Beginning balance	141,732
Ending balance	318,390	141,732
Unsecured | In the third year
Borrowings
Ending balance	9,340
Unsecured | Over three years
Borrowings
Beginning balance	€ 10,222
Ending balance		€ 10,222